CENTRAL BANK COMPULSORY DEPOSITS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Mar. 30, 2009
Central Bank compulsory deposits	85,790	13,869	13,869
Interest-bearing Deposits [Member]
Central Bank compulsory deposits	81,054	9,827	9,827
Noninterest-Bearing Deposits [Member]
Central Bank compulsory deposits	4,736	4,042	4,042